Submission	Feb. 18, 2025
Submission [Line Items]
Central Index Key	0001724521
Registrant Name	Arcus Biosciences, Inc.
Registration File Number	333-270132
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES